PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 9,937
Ending balance	10,221	$ 9,937
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,219
Ending balance	4,763	4,219
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,843
Ending balance	2,652	2,843
Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,875
Ending balance	2,806	2,875
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,757	7,637
Additions, net of disposals	306	548
Non-cash disposals	(44)	(14)
Acquisitions through business combinations	487	100
Net foreign currency exchange differences	(264)	486
Ending balance	9,242	8,757
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,471	2,895
Additions, net of disposals	230	349
Non-cash disposals	(23)	0
Acquisitions through business combinations	487	0
Net foreign currency exchange differences	(86)	227
Ending balance	4,079	3,471
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,657	2,362
Additions, net of disposals	28	104
Non-cash disposals	(21)	0
Acquisitions through business combinations	0	0
Net foreign currency exchange differences	(130)	191
Ending balance	2,534	2,657
Gross Carrying Amount: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,629	2,380
Additions, net of disposals	48	95
Non-cash disposals	0	(14)
Acquisitions through business combinations	0	100
Net foreign currency exchange differences	(48)	68
Ending balance	2,629	2,629
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,580)	(1,158)
Non-cash disposals		40
Net foreign currency exchange differences	49	(85)
Disposals	15	5
Depreciation expense	(208)	(382)
Ending balance	(1,724)	(1,580)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(510)	(383)
Non-cash disposals		19
Net foreign currency exchange differences	6	(28)
Disposals	2	0
Depreciation expense	(70)	(118)
Ending balance	(572)	(510)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(687)	(517)
Non-cash disposals		21
Net foreign currency exchange differences	35	(44)
Disposals	13	0
Depreciation expense	(73)	(147)
Ending balance	(712)	(687)
Accumulated depreciation: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(383)	(258)
Non-cash disposals		0
Net foreign currency exchange differences	8	(13)
Disposals	0	5
Depreciation expense	(65)	(117)
Ending balance	(440)	(383)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,760	2,177
Net foreign currency exchange differences	(57)	165
Fair value adjustments		418
Ending balance	2,703	2,760
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,258	1,043
Net foreign currency exchange differences	(2)	78
Fair value adjustments		137
Ending balance	1,256	1,258
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	873	782
Net foreign currency exchange differences	(43)	67
Fair value adjustments		24
Ending balance	830	873
Accumulated fair value adjustments: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	629	352
Net foreign currency exchange differences	(12)	20
Fair value adjustments		257
Ending balance	$ 617	$ 629